Fair Value Measurements (Details)	Sep. 30, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account - U.S. Treasury Securities Money Market Fund	$ 690,192,093
Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account - U.S. Treasury Securities Money Market Fund, fair value	$ 690,192,093